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        UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  03/31/01

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

STORIE ADVISORS, LLC.
100 Pine Street, Suite 2700
San Francisco, CA  94111

Form 13F File Number:  028-06123

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
RICHARD E. DIRICKSON, JR.
Managing Member
415-229-9000

Signature, Place and Date of Signing:

/s/ Richard E. Dirickson, Jr.
_____________________________
Richard E. Dirickson, Jr.
San Francisco, CA
05/07/01

Report Type (Check only one):

/ x / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/   /  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/   /  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

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                      FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  85

Form 13F Information Table Value Total (x$1000):  $57,224

List of Other Included Managers:  None


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
FORM 13F INFORMATION TABLE
STORIE ADVISORS, LLC.

                            Title of               Value     Shares/   SH/  PUT/  Invest  Other   Voting Authority
Name of Issuer               Class      CUSIP     (x$1000)  Prin. Amt. PRN  CALL  Discr.  Mgrs.  Sole  Shared  None

ANC Rent Corp                Common    001813104     $345    115,000    SH         Sole                      115,000
Adelpha Business             Common    006847107      $95     20,000    SH         Sole                       20,000
  Solutions Inc CL A
American Intl Group          Common    026874107   $1,006     12,500    SH         Sole                       12,500
Aptos.Com Inc                Common    04963a104       $8     43,041    SH         Sole                       43,041
Boston Communication Group   Common    100582105     $369     50,000    SH         Sole                       50,000
Bottomline Technologies Inc  Common    101388106      $73     10,000    SH         Sole                       10,000
Burst.Com Inc                Common    12284p106      $96    513,167    SH         Sole                      513,167
Champps Entertainment Inc    Common    158787101     $194     25,000    SH         Sole                       25,000
Chantal Pharm Ser C Vtg    Restricted  159996917       $1     66,667    SH         Sole                       66,667
  Conv
Cisco Systems Inc            Common    17275r102     $474     30,000    SH         Sole                       30,000
Citigroup Inc                Common    172967101     $675     15,000    SH         Sole                       15,000
Comarco Inc                  Common    200080109   $2,396    164,500    SH         Sole                      164,500
Comcast Corp Spl Cl A        Common    200300200   $1,468     35,000    SH         Sole                       35,000
Damark Intl Cl A             Common    235691102     $398    130,000    SH         Sole                      130,000
Devx Energy Inc              Common    25189p203     $420     50,000    SH         Sole                       50,000
EarthLink Network Inc        Common    270321102     $364     30,000    SH         Sole                       30,000
Edison Schools Inc CL A      Common    281033100     $203     10,000    SH         Sole                       10,000
Ensco Intl Inc               Common    26874q100     $525     15,000    SH         Sole                       15,000
Flag Telecom Holdings Ltd    Common    g3529l102     $387     72,000    SH         Sole                       72,000
Global Crossing Ltd          Common    g3921a100     $337     25,000    SH         Sole                       25,000
Gap Inc.                     Common    364760108     $830     35,000    SH         Sole                       35,000
General Motors Cl H          Common    370442832     $975     50,000    SH         Sole                       50,000
Global Inds Ltd              Common    379336100     $692     47,500    SH         Sole                       47,500
Greka Energy Corp            Common    397637109     $781     52,500    SH         Sole                       52,500
Grey Wolf Inc                Common    3647888108    $195     30,000    SH         Sole                       30,000
HCA Healthcare Co            Common    404119109   $1,007     25,000    SH         Sole                       25,000
Hasbro Inc                   Common    418056107     $387     30,000    SH         Sole                       30,000
Health Mgmt Assn Inc         Common    421933102     $467     30,000    SH         Sole                       30,000
IVDO $1 cost               Restricted  12284p106      $75    400,000    SH         Sole                      400,000
IVDO $1.50                 Restricted  12284p106      $56    300,000    SH         Sole                      300,000
Ingersoll Rand               Common    456866102     $596     15,000    SH         Sole                       15,000
Innovative Solutions &       Common    45769n105     $650     50,000    SH         Sole                       50,000
  Support
Interlink Electronics Inc    Common    458751104     $184     50,000    SH         Sole                       50,000
Instant Video Tech (cnvtd  Restricted  12284p106     $131    700,000    SH         Sole                      700,000
  from pfd ser A)
Instant Video Tech (cnvtd  Restricted  12284p106     $188  1,000,000    SH         Sole                    1,000,000
  from pfd ser B)
Keynote Systems              Common    493308100     $448     40,000    SH         Sole                       40,000
Legal Club of America      Restricted  52464m986     $417     16,667    SH         Sole                       16,667
  Pfd A
Legal Club of America      Restricted  524991585      $25      1,000    SH         Sole                        1,000
  Pfd B
Level 3 Communications Inc   Common    52729n100      $87      5,000    SH         Sole                        5,000
Lightspan Inc                Common    53226t103     $187     99,800    SH         Sole                       99,800

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Lodgenet Entertainment       Common    540211109     $366     25,000    SH         Sole                       25,000
MCSI Inc                     Common    55270m108     $593     40,000    SH         Sole                       40,000
Mapinfo Corp                 Common    565105103     $488     27,500    SH         Sole                       27,500
Maverick Tube Corp           Common    577914104     $721     35,000    SH         Sole                       35,000
Mcleodusa Inc CL A           Common    582266102     $196     22,500    SH         Sole                       22,500
Medimmune Inc                Common    584699102     $359     10,000    SH         Sole                       10,000
Microtune Inc                Common    59514p109     $313     40,000    SH         Sole                       40,000
Mylan Laboratories, Inc.     Common    628530107   $1,422     55,000    SH         Sole                       55,000
NTL Inc                      Common    629407107     $629     25,000    SH         Sole                       25,000
Navistar Intl Corp New       Common    63934e108     $570     25,000    SH         Sole                       25,000
Nuance Communications        Common    669967101     $351     35,000    SH         Sole                       35,000
Ocean Energy Inc Tex Com     Common    67481e106     $414     25,000    SH         Sole                       25,000
Office Depot Inc             Common    676220106     $438     50,000    SH         Sole                       50,000
Orapharma Inc                Common    68554e106     $391     50,000    SH         Sole                       50,000
Palm Inc                     Common    696642107     $294     35,000    SH         Sole                       35,000
Parametric Technology Corp   Common    699173100     $634     70,000    SH         Sole                       70,000
Penwest Pharm                Common    709754105   $2,361    190,800    SH         Sole                      190,800
Pharmaceutical Resources     Common    717125108     $596     45,000    SH         Sole                       45,000
  Inc
Plains Resources             Common    726540503     $158      7,500    SH         Sole                        7,500
Plato Learning Inc           Common    72764y100     $398     20,000    SH         Sole                       20,000
S&P 400 Mid Cap Dep Recpt    Common    595635103   $1,688     20,000    SH         Sole                       20,000
SeeBeyond                  Restricted  815704101  $14,782  1,159,354    SH         Sole                    1,159,354
Shop At Home Inc             Common    825066301     $223    150,000    SH         Sole                      150,000
Sirius Satellite Radio       Common    82966u103     $435     35,000    SH         Sole                     35,000
Southwest Gas Corp           Common    844895102     $573     27,500    SH         Sole                       27,500
Speechworks Intl Inc         Common    84764m101     $230     35,000    SH         Sole                       35,000
Sprint Corp.                 Common    852061506     $485     25,500    SH         Sole                       25,500
TRW Inc                      Common    872649108     $935     27,500    SH         Sole                       27,500
Three-Five Sys Inc           Common    88554l108     $427     35,000    SH         Sole                       35,000
US Bancorp Del               Common    902973106   $1,160     50,000    SH         Sole                       50,000
US Internetworking           Common    917311805      $58     50,000    SH         Sole                       50,000
UTI Energy Corp              Common    903387108     $454     15,000    SH         Sole                       15,000
Ubiquitel Inc                Common    903474302      $58     10,000    SH         Sole                       10,000
Unisys Corp                  Common    909214108     $560     40,000    SH         Sole                       40,000
Univision                    Common    914906102     $572     15,000    SH         Sole                       15,000
Value Vision Int'l           Common    92047K107   $1,114     79,900    SH         Sole                       79,900
Virata Corp                  Common    927646109     $980     75,000    SH         Sole                       75,000
Vixel Corp                   Common    928552108     $159    150,000    SH         Sole                      150,000
Waste Management, Inc.       Common    94106l109   $1,235     50,000    SH         Sole                       50,000
Watchguard Technologies      Common    941105108     $351     42,500    SH         Sole                       42,500
Webmethods, Inc.             Common    94768c108     $104      5,000    SH         Sole                        5,000
Wink Communications Inc      Common    974168106     $197     39,400    SH         Sole                       39,400
Winstar Communications       Common    975515107      $97     45,000    SH         Sole                       45,000
Worldcom Inc                 Common    98157d106     $374     20,000    SH         Sole                       20,000
XM Satellite Radio Hldgs     Common    983759101      $69     10,000    SH         Sole                       10,000
  Inc CL A